CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit (loss)	$ (7,027)	$ (16,358)	$ (14,172)
Adjustments to profit or loss items:
Depreciation and amortization	506	1,098	1,271
Share-based compensation	456	935	822
Operating expense settled by issuance of shares		1,952
Finance expenses (income), net	3	6	(21)
Taxes on income	(7)	4	259
Adjustments to profit or loss items	958	3,995	2,331
Changes in asset and liability items:
Increase in user funds		(9,201)
Increase in user accounts	3,497	2,790	6,411
Decrease (increase) in other receivables and prepaid expenses	(93)	(530)	274
Decrease (increase) in trade receivables	(202)	(613)	743
Increase (decrease) in trade payables	94	403	(501)
Increase in accrued severance pay, net	117	296	158
Increase other long-term assets	29	(264)	(73)
Increase (decrease) in accrued expenses and other payables	940	2,223	(3,019)
Changes in asset and liability items	4,382	(4,896)	3,993
Cash paid and received during the year for:
Interest paid, net	(24)	(3)	(9)
Taxes paid	(3)	(62)	(417)
Cash paid and received during the year	(27)	(65)	(426)
Net cash used in operating activities	(1,714)	(17,324)	(8,274)
Cash flows from investing activities:
Purchase of property and equipment	(54)	(181)	(56)
Proceeds from sale of property and equipment		2	14
Acquisition of a subsidiary, net of cash acquired		(4,367)
Decrease in restricted cash			108
Net cash used in investing activities	(54)	(4,546)	66
Cash flows from financing activities:
Proceeds from issuance of Preferred C shares, net	26,131	26,131
Repayment of lease liabilities	(260)	(574)	(657)
Receipt from a long-term bank loan			338
Repayment of a long-term bank loan	(364)	(364)
Exercise of options	14	33	46
Net cash provided by (used in) financing activities	25,521	25,226	(273)
Exchange differences on balances of cash and cash equivalents	(88)	(167)	121
Increase (decrease) in cash and cash equivalents	23,665	3,189	(8,360)
Cash and cash equivalents at the beginning of the period	21,890	21,890	30,250
Cash and cash equivalents at the end of the period	$ 45,555	25,079	21,890
(a) Acquisition of an initially consolidated subsidiary:
Working capital (excluding cash and cash equivalents)		23
Property and equipment		4
Intangible assets		2,613
Goodwill		5,723
Other payables		(156)
Shares issued		(2,465)
Contingent consideration		(1,375)
Acquisition of subsidiaries, net of cash acquired		4,367
Significant non-cash transactions:
Purchase of intangible assets paid with Preferred C shares		1,368
Right-of-use asset recognized with corresponding lease liability		$ 354	$ 719